Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 eScreen [Member]	Apr. 02, 2012 eScreen [Member]	Dec. 31, 2011 Avee Laboratories Inc. [Member]	Oct. 03, 2011 Avee Laboratories Inc. [Member]	Dec. 31, 2010 Immunalysis [Member]	Dec. 31, 2012 Immunalysis [Member]	Jun. 30, 2012 Immunalysis [Member]	Aug. 16, 2010 Immunalysis [Member]	Dec. 31, 2010 Twist [Member]	Mar. 11, 2010 Twist [Member]	Dec. 31, 2010 Alere Toxicology [Member]	Feb. 17, 2010 Alere Toxicology [Member]	Dec. 31, 2010 Standard Diagnostics [Member]	Jun. 30, 2010 Standard Diagnostics [Member]	Mar. 22, 2010 Standard Diagnostics [Member]	Feb. 08, 2010 Standard Diagnostics [Member]	Dec. 31, 2010 Other acquisitions in 2010 [Member]	Dec. 31, 2011 Bio Note [Member]	Dec. 31, 2012 Standing Stone [Member]	Dec. 31, 2011 Standing Stone [Member]	Dec. 31, 2011 Acquisitions 2011 [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Other acquisitions in 2012 [Member]	Dec. 31, 2011 Arriva Medical LLC [Member]	Nov. 23, 2011 Arriva Medical LLC [Member]	Dec. 31, 2011 Axis-Shield [Member]	Dec. 31, 2011 Other acquisitions in 2011 [Member]
Business Acquisition [Line Items]
Preliminary aggregate purchase price					$ 295,000,000		$ 120,500,000				$ 56,200,000		$ 70,800,000		$ 109,500,000	$ 205,600,000	$ 7,300,000	$ 36,200,000	$ 162,100,000	$ 161,900,000								$ 199,400,000		$ 79,500,000	$ 388,800,000	$ 198,500,000
Total cash payments	418,816,000	603,722,000	513,708,000	271,390,000				55,024,000		1,000,000	55,000,000	35,250,000	35,200,000	109,539,000		205,562,000				108,300,000		8,200,000			139,258,000	147,400,000	108,333,000			64,400,000	279,618,000
Acquisition date fair value investment	75,620,000	48,685,000	89,708,000	23,600,000				1,200,000	3,000,000		1,200,000	35,600,000	35,600,000							52,900,000					48,685,000	52,000,000	52,908,000			15,200,000
Total revenue related to acquisition	44,600,000			116,700,000		27,200,000		7,900,000				200,000		31,300,000		78,900,000				12,600,000				21,100,000					5,300,000		36,700,000
Goodwill	257,842,000	356,113,000	283,116,000	154,923,000				18,234,000				61,463,000		53,435,000		33,798,000				116,200,000				131,300,000	131,348,000		116,186,000				136,182,000
Goodwill deductible for tax purpose	8,800,000																			11,600,000				32,800,000
Number of common stock acquired																									25,463				806,452
Fair value of previously held equity investment		113,168,000																							3,937,000						109,231,000
License and royalty revenue	28,576,000	23,473,000	20,759,000																												1,800,000
Aggregate acquisition date fair value of common stock																									1,000,000
Deferred purchase price consideration		4,170,000	688,000																	4,170					4,170,000		688,000
Debt forgiveness fair value		1,500,000
Fair value of previously held equity investment		3,900,000
Acquisition-related aggregate ownership interest																100.00%	7813.00%		61.92%		90.00%		80.92%
Percentage of incremental ownership interest																	2.84%	13.37%			10.00%
Contingent consideration obligation	8,000,000			70,000,000					1,900,000		5,000,000		125,000,000									2,800,000
Compensation charge																$ 60,100,000